Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Defined benefit pension expense	$ 9,737	$ 11,433
Defined contribution pension expense	2,097	2,061
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	9,392	11,295
(Curtailment) / past service cost	(583)	4,989
Total service cost	8,809	16,284
Net interest cost	271	785
Administration cost	80	83
Defined benefit pension expense	9,160	17,152
Defined contribution pension expense	$ 2,097	$ 2,061